Summary of significant accounting policies (Details 3)	6 Months Ended
Jun. 30, 2023
Patents
Finite-Lived Intangible Asset, Useful Life	10 years
Software | Minimum
Finite-Lived Intangible Asset, Useful Life	5 years
Software | Maximum
Finite-Lived Intangible Asset, Useful Life	10 years
Land use right
Finite-Lived Intangible Asset, Useful Life	50 years